UNITED STATES
                                         SECURITIES AND EXCHANGE COMMISSION
                                         Washington, D.C. 20549
                                         FORM 13F
                                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                       			[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Lydian Asset Management L.P.
Address: 	495 Post Road East
       		Westport, CT 06880

13F File Number: 028-06083

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  	Bruce Gille
Title:  CFO / COO
Phone:  203-571-1310

Signature, Place, and Date of Signing:

Bruce Gille    Westport, Connecticut    August 12, 2003

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

NONE


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   		 0

Form 13F Information Table Entry Total:   	23

Form 13F Information Table Value Total:   	624361



List of Other Included Managers:

 No.  13F File Number     Name

FORM 13F INFORMATION TABLE

                                                             VALUE SHARES /                  INVST    OTHER VOTING AUTHORITY
NAME OF THE ISSUER             TITLE OF CLASS    CUSIP      X(1000)PRN AMT SH/PRN PUT/CALL DSCRETN MANAGERS SOLE SHARED NONE
AMERICA ONLINE INC DEL      NOTE 12/0         02364JAC8     39649   65000000  PRN             SOLE             0     0   0
AMERICAN INTL GROUP INC     DBCV 11/0         026874AP2     35800   54500000  PRN             SOLE             0     0   0
ANIXTER INTL INC            NOTE 6/2          035290AC9     16715   51000000  PRN             SOLE             0     0   0
ARROW ELECTRS INC           DBCV 2/2          042735AY6     21372   43500000  PRN             SOLE             0     0   0
AVAYA INC                   NOTE 10/3         053499AA7     24989   48500000  PRN             SOLE             0     0   0
CELESTICA INC               NOTE 8/0          15101QAA6     56277  108500000  PRN             SOLE             0     0   0
DISNEY WALT CO              NOTE 2.125%4/1    254687AU0     55216   53000000  PRN             SOLE             0     0   0
FOUR SEASONS HOTEL INC      NOTE 9/2          35100EAD6     19682   61440000  PRN             SOLE             0     0   0
HILTON HOTELS CORP          NOTE 3.375%4/1    432848AY5     47400   48000000  PRN             SOLE             0     0   0
JUNIPER NETWORKS INC        NOTE 4.75% 3/1    48203RAA2      9487   10000000  PRN             SOLE             0     0   0
KERR-MCGEE CORP             SDCV 5.250% 2/1   492386AP2     27276   25283000  PRN             SOLE             0     0   0
LENNAR CORP                 DBCV 7/2          526057AA2       507     500000  PRN             SOLE             0     0   0
LENNAR CORP                 NOTE 4/0          526057AF1     37074   63000000  PRN             SOLE             0     0   0
LEVEL 3 COMMUNICATIONS INC  NOTE 6.000% 3/1   52729NAS9     22061   29660000  PRN             SOLE             0     0   0
LUCENT TECHNOLOGIES INC     DBCV 2.750%6/1    549463AG2      4526    5000000  PRN             SOLE             0     0   0
LUCENT TECHNOLOGIES INC     DBCV 2.750%6/1    549463AH0      4601    5000000  PRN             SOLE             0     0   0
MERRILL LYNCH & CO INC      NOTE 5/2          590188A65     27235   50000000  PRN             SOLE             0     0   0
SANMINA SCI CORP            SDCV 9/1          800907AD9     48366  100000000  PRN             SOLE             0     0   0
SHAW GROUP INC              NOTE 5/0          820280AC9     27793   43000000  PRN             SOLE             0     0   0
SOLECTRON CORP              NOTE 11/2         834182AL1     61704  110700000  PRN             SOLE             0     0   0
STMICROELECTRONICS N V      NOTE 9/2          861012AB8      6248    7000000  PRN             SOLE             0     0   0
TRANSOCEAN SEDCO FOREX INC  DBCV 1.500% 5/1   893830AD1     19476   20000000  PRN             SOLE             0     0   0
YOUNG & RUBICAM INC         NOTE 3.000% 1/1   987425AC9     10907   11000000  PRN             SOLE             0     0   0
